Debt and standby letters of credit facilities - Standby Letter of Credit Facilities (Details) kr in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SEK (kr)	Nov. 06, 2019 USD ($) letter_of_credit	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SEK (kr)
Standby Letter of Credit Facilities
Number of standby letter of credit agreements renewed | letter_of_credit			2
Other Secured Letter of Credit and Trust Arrangement | Sirius America Insurance Company
Standby Letter of Credit Facilities
Secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust	$ 57,700,000			$ 56,200,000
Other Secured Letter of Credit and Trust Arrangement | Sirius Bermuda Insurance Company Ltd.
Standby Letter of Credit Facilities
Secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust	784,000,000			319,700,000
Sirius International | Nordea Bank London Abp
Standby Letter of Credit Facilities
Borrowing capacity			$ 90,000,000
Sirius International | DNB Bank ASA Sweden Branch
Standby Letter of Credit Facilities
Borrowing capacity			35,000,000
Sirius International | Standby Letters of Credit
Standby Letter of Credit Facilities
Borrowing capacity			125,000,000
Sirius International | Unsecured Standby Letters of Credit | DNB Bank ASA Sweden Branch
Standby Letter of Credit Facilities
Borrowing capacity			$ 25,000,000
Sirius International | Other Secured Letter of Credit and Trust Arrangement
Standby Letter of Credit Facilities
Secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust	$ 363,300,000	kr 3.4		$ 321,300,000	kr 2.9